UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-07664

          BlackRock California Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—140.4%
			California—125.7%
			California GO,
A+	$ 700		4.75%, 3/01/34	03/16 @ 100	$ 696,773
A+	40		5.75%, 3/01/19	03/07 @ 100	40,257
AAA	625		California St. Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	644,088
A+	595		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	601,634
			Edl. Facs. Auth. RB,
AAA	760	[3]	Santa Clara Univ. Proj., 5.00%, 9/01/06, MBIA	N/A	775,968
AAA	75		Student Loan Prog., Ser. A, 6.00%, 3/01/16, MBIA	03/07 @ 102	77,128
			Golden St. Tobacco Sec. Corp. RB,
AAA	1,015		5.00%, 6/01/45, AMBAC	06/15 @ 100	1,035,259
AAA	600	[3]	Ser. B, 5.50%, 6/01/13	N/A	657,780
AAA	400	[3]	Ser. B, 5.625%, 6/01/13	N/A	441,492
A3	1,040		Hlth. Facs. Fin. Auth. RB, Cedars Sinai Med. Ctr. Proj., 5.00%, 11/15/34	11/15 @ 100	1,051,471
AAA	1,000	[3]	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	1,084,080
AAA	1,000		Los Angeles Cnty. ST, Cmnty. Facs., Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,039,450
AAA	500		Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys. RB, 5.00%, 7/01/35, FSA	07/15 @ 100	517,055
AA	1,150		Los Angeles Harbor Dept. RB, Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,161,500
B	945		Los Angeles Regl. Arpt. Impvt., Corp. Lease RB, American Airlines, Inc. Proj.,
			Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,047,211
AAA	200		Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	197,218
AAA	700		Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	681,198
NR	1,000		Poway Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 6 Proj., 5.60%, 9/01/33	09/10 @ 102	1,014,210
A	1,000		Pub. Wks. Brd. Lease RB, St. Univ. Proj., Ser. A, 6.10%, 10/01/06	08/06 @ 101	1,003,800
NR	1,000		San Bernardino Cnty. ST, Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	1,051,230
AAA	500		San Diego Ind. Dev. RB, Ser. A, 5.90%, 6/01/18, AMBAC	08/06 @ 100	500,450
AAA	40		So. California Pub. Pwr. Auth. RB, Transm. Proj., 5.50%, 7/01/20, MBIA	08/06 @ 100	40,032
AAA	500	[3]	Temecula Valley Unified Sch. Dist. GO, Ser. G, 5.75%, 8/01/07, FGIC	N/A	520,310
AAA	900	[3]	Tobacco Sec. Auth. of So. California, Tobacco Settlement RB, Ser. A, 5.625%, 6/01/12	N/A	983,610
AAA	750		Tustin Univ. Sch. Dist. ST, Cmnty. Facs. Dist. 97-1-A, 5.00%, 9/01/32, FSA	09/12 @ 100	765,322
AAA	370		West Basin Mun. Wtr. Dist. COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	379,535

					18,008,061

			Puerto Rico—14.7%
AAA	85		Hwy. & Trans. Auth. RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	94,962
BBB-	700		Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	700,497
Aaa	745	[3]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	806,120
BBB	500		Pub. Impvt. GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	502,575

					2,104,154

			Total Long-Term Investments (cost $19,249,342)		20,112,215

			SHORT-TERM INVESTMENTS—8.4%
			Puerto Rico—4.9%
A-1+	700	[4]	Gov't. Dev. Bank RB, 3.53%, 8/02/06, MBIA, FRWD	N/A	700,000

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

	Shares		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Money Market Fund—3.5%
NR	500	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	$ 500,000

		Total Short-Term Investments (cost $1,200,000)		1,200,000

		Total Investments—148.8% (cost $20,449,3425)		$21,312,215
		Other assets in excess of liabilities—3.6%		521,669
		Preferred shares at redemption value, including dividends payable —(52.4)%		(7,502,877)

		Net Assets—100%		$14,331,007

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[5]	Cost for Federal income tax purposes is $20,444,842. The net unrealized appreciation on a tax basis is $867,373, consisting of $905,274 gross unrealized appreciation and $37,901 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Investment Quality Municipal Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006